Income tax (Details) - EUR (€) € in Thousands	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Income Tax Disclosure
Income tax benefit/ (expense)	€ 160	€ (1,841)
CureVac Corporate Service GmbH
Income Tax Disclosure
Current tax expense	235
Deferred tax expense (benefit)	21
CureVac Swiss AG
Income Tax Disclosure
Current tax expense	€ 94